GUARANTEES AND RESTRICT DEPOSITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Others	R$ 173,996	R$ 63,718
Total current assets	173,996	63,718
Non-Current Assets
Civil	6,377,621	6,423,554
Labor	691,056	678,578
Tax	565,692	471,727
Others	923,644	673,626
Total non-current assets	8,558,013	8,247,485
Total	R$ 8,732,009	R$ 8,311,203